Income taxes - Reconciliation of Effective Tax Rate (FY) (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
US federal tax rate	21.00%	27.00%	27.00%
State tax	1.00%	0.00%	0.00%
Foreign losses taxed at different rates	5.00%	0.00%	1.00%
Return to provision adjustments	(1.00%)	0.00%	0.00%
Stock-based compensation	(3.00%)	0.00%	0.00%
Research and development credits	5.00%	0.00%	(3.00%)
Permanent differences	(24.00%)	(2.00%)	18.00%
Other	0.00%	1.00%	7.00%
Change in valuation allowance	(4.00%)	(26.00%)	(50.00%)
Effective tax rate	0.00%	0.00%	0.00%